Liquidity and Going Concern (Details Narrative) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (34,713,979)	$ (29,753,721)